CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net income	$ 277,308	$ 35,723	$ 161,771
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation of property and equipment	26,560	33,218	41,906
Amortization of intangible assets	1,908	3,564	3,364
Amortization of convertible debt issuance cost	4,266	4,393	5,592
Stock-based compensation	73,828	56,139	32,493
Provision for allowance for doubtful accounts	14,621	14,933	21,574
Deferred income taxes benefits	(5,470)	(3,528)	(1,228)
(Income) Loss from equity method investments, net	11,766	(218)	(19,471)
Realized gain on investments	(289,693)	(19,790)	(226,526)
Investment related impairment	44,433	8,479	19,593
Goodwill and acquired intangibles impairment	40,194		14,526
Foreign exchange loss		2,191	4,922
Loss on disposal of property and equipment	57	223	70
Change in fair value of option liability (Note 7 for 2014 and Note 4 for 2016	28,456		46,972
Changes in assets and liabilities, net of acquisitions:
Accounts receivable	(12,601)	5,012	(87,121)
Prepaid expenses and other current assets	(15,057)	3,371	540
Other assets	2,554	3,496	(4,950)
Accounts payable	14,329	5,225	10,213
Amount due to customers	100,654	98,226	37,959
Accrued expenses and other current liabilities	90,075	57,430	43,764
Income taxes payable	24,913	(949)	(3,279)
Deferred revenues	10,557	20,758	(1,659)
Others	(9)	242
Net cash provided by operating activities	443,649	328,138	101,025
Cash flows from investing activities:
Purchases of short-term investments	(1,116,340)	(1,933,878)	(1,555,243)
Maturities of short-term investments	2,153,181	1,434,525	1,568,171
Cash paid for business combination, net of cash acquired			(12,695)
Purchases of property and equipment	(37,688)	(45,466)	(102,853)
Transfer to restricted cash	(100,654)	(140,652)
Cash paid (including prepayments) on long-term investments	(862,848)	(687,176)	(228,156)
Loan to a third party		(21,000)
Proceeds from disposal/ refund of long-term investments	808,534	227,002	139,216
Others	959	97
Net cash provided by (used in) investing activities	845,144	(1,166,548)	(191,560)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares pursuant to stock plans	36,045	9,284	10,439
Proceeds from issuance of ordinary shares to chief executive officer (Note 15)		456,390
Proceeds from sales of non-controlling interests in subsidiaries	127	652	2,117
Cash paid for purchase of non-controlling interests in subsidiary	(3,273)	(1,460)	(6,873)
Proceeds from Weibo's IPO, net of underwriter's commission			306,491
Payment of offering expenses			(5,213)
Proceeds from Alibaba for purchase Weibo shares			346,667
Tax payment on SINA's sale of Weibo share		(27,800)
Redemption of senior convertible notes (Note 18)	(646,908)
Repurchase of ordinary shares (Note 18)	(26,125)	(61,714)	(249,004)
Proceeds from short-term bank loans	103,951	55,062
Repayment of short-term bank loans	(68,113)	(55,062)
Proceeds from third-party loan	22,485	21,000
Repayment of third-party loan	(21,599)
Net cash provided by (used in) financing activities	(603,410)	396,352	404,624
Effect of exchange rate change on cash and cash equivalents	(41,197)	(18,185)	(6,683)
Net increase (decrease) in cash and cash equivalents	644,186	(460,243)	307,406
Cash and cash equivalents at the beginning of the year	763,439	1,223,682	916,276
Cash and cash equivalents at the end of the year	1,407,625	763,439	1,223,682
Supplemental disclosures:
Cash paid for income taxes	(8,210)	(14,522)	(12,067)
Cash paid for interest, net of amounts capitalized	(8,330)	(6,949)	(8,244)
Non-cash investing and financing activities
Deemed contribution from exercise of Weibo call option			76,476
Deemed distribution to non-controlling interests from the transfer of Weibo Fund (Note 7)		8,153
Exchanges of long-term investments in E-House and Leju (Note 4)	322,726
In-kind distribution of Weibo's shares (Note 15)	338,598
Changes in account payable related to property and equipment addition	$ 19,923	$ 39	$ (3,220)